Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Average Summary
	Compensation	Compensation	Compensation	Average Compensation	Value of Initial Fixed $100	Net Income
	Table Total	Actually Paid	Table Total for	Actually Paid to	Investment Based On(6):	(Loss)
Year	for CEO ($)(2)	to CEO ($)(4)	Non-CEO NEOs ($)(3)	Non-CEO NEOs ($)(5)	TSR ($)	(in thousands) ($)
2024	4,099,946	9,439,111	1,480,231	3,155,497	22	(100,185)
2023	3,528,052	2,933,023	1,063,470	(1,494,452)	18	(53,400)
2022	8,904,740	4,499,211	3,319,548	5,627,953	44	(50,993)
(1)

On January 11, 2021, the Company consummated its IPO and on February 3, 2022, the Business Combination closed. None of IVAN’s executive officers received any compensation for services rendered to IVAN prior to the Business Combination Closing.

(2)	Represents the total from the Summary Compensation Table for Dr. Hu for the years 2022 to 2024.
(3)

Represents the amount of compensation actually paid to Dr. Hu for the years 2022 to 2024, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the additions to and deductions from the Summary Compensation Table totals to calculate the compensation actually paid amounts.

(4)

Represents the average total from the Summary Compensation Table in each applicable year for the Non-CEO NEOs, which are comprised of: for 2024: Ms. Nealis and Dr. Gan; for 2023: Ms. Nealis, Dr. Hong, and Messrs. Makharia and Pilkington and; for 2022: Mses. Nealis and Ban, Dr. Gan and Messrs. Makharia and Son.

(5)	Represents the average amount of compensation actually paid to the Non-CEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The chart below details the additions to and deductions from the Summary Compensation Table totals to calculate the compensation actually paid amounts.

(6)	Represents the cumulative total return on $100 invested in the Company’s Class A common stock as of December 31, 2021 through the last day of public trading of the Company’s Class A common stock in the applicable fiscal year for which the cumulative total return is reported. The Company did not pay dividends for any of 2024, 2023, or 2022.

In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to total compensation for the PEO for each year to determine the compensation actually paid to him for the relevant year:

Year	Summary Compensation Table Total for PEO ($)	Fair value of equity awards granted From Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to PEO ($)
2024	4,099,946	(3,043,220)	7,794,915	773,556	(186,086)	—	9,439,111
2023	3,528,052	(2,368,201)	3,062,761	(1,241,172)	(48,417)	—	2,933,023
2022	8,904,740	(7,925,081)	3,519,552	—	—	—	4,499,211
(1)	Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)	Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of options, restricted stock units, and performance share units include the stock price as of the applicable measuring date and, in the case of performance share units, the probable outcome of the performance conditions as of the applicable measuring date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

Year	Summary Compensation Table Total for Non-CEO NEOs ($)	Fair value of equity awards granted From Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to Non-CEO NEOs ($)
2024	1,480,231	(884,345)	2,265,163	390,335	(95,887)	—	3,155,497
2023	1,063,470	(487,919)	631,695	(1,839,632)	(862,066)	—	(1,494,452)
2022	3,319,548	(2,853,023)	985,472	2,276,066	1,899,890	—	5,627,953

(1)	Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)	Reflects the average value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the same methodology described above for the CEO.

Named Executive Officers, Footnote
(2)	Represents the total from the Summary Compensation Table for Dr. Hu for the years 2022 to 2024.
(4)

Represents the average total from the Summary Compensation Table in each applicable year for the Non-CEO NEOs, which are comprised of: for 2024: Ms. Nealis and Dr. Gan; for 2023: Ms. Nealis, Dr. Hong, and Messrs. Makharia and Pilkington and; for 2022: Mses. Nealis and Ban, Dr. Gan and Messrs. Makharia and Son.

Peer Group Issuers, Footnote

For fiscal 2024, the compensation actually paid to our CEO was $9,439,111, the average compensation actually paid to our Non-CEO NEOs was $3,155,497, and our Net Income (Loss) for fiscal 2024 was $(100,185) (in thousands). The TSR of our stock was $22 and the TSR of our Fiscal 2024 Peer Group was $29, assuming $100 invested in our stock and the stock of our Fiscal 2024 Peer Group occurred on December 31, 2021, and the reinvestment of all dividends and is cumulative for the measurement period ending on December 31, 2024.

For fiscal 2023, the compensation actually paid to our CEO was $2,933,023, the average compensation actually paid to our Non-CEO NEOs was $(1,494,452), and our Net Income (Loss) for fiscal 2023 was $(53,400) (in thousands). The TSR of our stock was $18 and the TSR of our Fiscal 2023 Peer Group was $31, assuming $100 invested in our stock and the stock of our Fiscal 2023 Peer Group occurred on December 31, 2021, and the reinvestment of all dividends and is cumulative for the measurement period ending on December 31, 2023. The TSR of the Fiscal 2022 Peer Group was $54, assuming $100 was invested on December 31, 2021, and reinvestment of all dividends and is cumulative for the measurement period ending on December 31, 2023.

For fiscal 2022, the compensation actually paid to our CEO was $4,499,211, the average compensation actually paid to our Non-CEO NEOs was $5,627,953, and our Net Income (Loss) for fiscal 2022 was $(50,993) (in thousands). The TSR of our stock was $44 and the TSR of our Fiscal 2022 Peer Group was $54, assuming $100 invested in our stock and the stock of our Fiscal 2022 Peer Group occurred on December 31, 2021, and the reinvestment of all dividends, for the measurement period ending on December 31, 2022.

PEO Total Compensation Amount	$ 4,099,946	$ 3,528,052	$ 8,904,740
PEO Actually Paid Compensation Amount	$ 9,439,111	2,933,023	4,499,211
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Fair value of equity awards granted From Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to PEO ($)
2024	4,099,946	(3,043,220)	7,794,915	773,556	(186,086)	—	9,439,111
2023	3,528,052	(2,368,201)	3,062,761	(1,241,172)	(48,417)	—	2,933,023
2022	8,904,740	(7,925,081)	3,519,552	—	—	—	4,499,211
(1)	Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)	Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. The valuation assumptions used to calculate the fair values of options, restricted stock units, and performance share units include the stock price as of the applicable measuring date and, in the case of performance share units, the probable outcome of the performance conditions as of the applicable measuring date. Otherwise, the valuation assumptions used to calculate fair values did not materially differ from those used in our disclosures of fair value as of the grant date.

Non-PEO NEO Average Total Compensation Amount	$ 1,480,231	1,063,470	3,319,548
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,155,497	(1,494,452)	5,627,953
Adjustment to Non-PEO NEO Compensation Footnote

Year	Summary Compensation Table Total for Non-CEO NEOs ($)	Fair value of equity awards granted From Summary Compensation Table ($)(1)	Fair value of current year equity awards at year-end ($)(2)	Change in fair value of prior years’ awards unvested at fiscal year-end ($)(2)	Change in fair value of prior years’ awards that vested in current fiscal year ($)(2)	Forfeitures of prior year awards fair value ($)(2)	Compensation Actually Paid to Non-CEO NEOs ($)
2024	1,480,231	(884,345)	2,265,163	390,335	(95,887)	—	3,155,497
2023	1,063,470	(487,919)	631,695	(1,839,632)	(862,066)	—	(1,494,452)
2022	3,319,548	(2,853,023)	985,472	2,276,066	1,899,890	—	5,627,953

(1)	Represents the average grant date fair value of equity-based awards granted each year as reported in the “Stock Awards” and “Option Awards” column of the Summary Compensation Table for the applicable year.
(2)	Reflects the average value of equity calculated in accordance with the SEC methodology for determining compensation actually paid for each period presented. The equity award adjustments for each applicable year include the same methodology described above for the CEO.

Total Shareholder Return Amount	$ 22	18	44
Peer Group Total Shareholder Return Amount	29	31	54
Net Income (Loss)	$ (100,185,000)	(53,400,000)	(50,993,000)
PEO Name	Dr. Hu
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,043,220)	(2,368,201)	(7,925,081)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,794,915	3,062,761	3,519,552
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	773,556	(1,241,172)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(186,086)	(48,417)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(884,345)	(487,919)	(2,853,023)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,265,163	631,695	985,472
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	390,335	(1,839,632)	2,276,066
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (95,887)	$ (862,066)	$ 1,899,890